Intangible Assets - Changes in Goodwill by Business Segment (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions	¥ 43,898
Global Business Unit [member] | CCCMK Holdings Co., Ltd. [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions	¥ 43,898